Transamerica ClearTrack® 2030

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 47.0%
International Equity Funds - 14.7%
iShares Core MSCI EAFE ETF	75,388	$ 5,243,235
iShares Core MSCI Emerging Markets ETF	23,889	1,247,723
iShares Global REIT ETF	62,864	1,492,391

		7,983,349

U.S. Equity Fund - 17.2%
iShares Core S&P 500 ETF	20,224	9,306,680

U.S. Fixed Income Funds - 15.1%
iShares 0-5 Year TIPS Bond ETF	28,846	2,813,350
iShares Core U.S. Aggregate Bond ETF	54,983	5,370,740

		8,184,090

Total Exchange-Traded Funds (Cost $27,003,384)		25,474,119

INVESTMENT COMPANIES - 52.3%
International Equity Funds - 8.0%
Transamerica Emerging Markets Opportunities (A)	121,782	976,695
Transamerica International Focus (A)	197,097	1,675,327
Transamerica International Stock (A)	152,599	1,669,433

		4,321,455

International Fixed Income Fund - 4.1%
Transamerica Emerging Markets Debt (A)	242,035	2,212,196

U.S. Equity Funds - 18.3%
Transamerica Capital Growth (A)	144,217	1,096,052
Transamerica Large Cap Value (A)	240,015	3,180,194
Transamerica Mid Cap Growth (A)	114,157	984,030

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (A)	85,462	$ 967,433
Transamerica Small Cap Growth (A)	120,399	822,323
Transamerica Small Cap Value (A)	140,773	820,707
Transamerica US Growth (A)	78,368	2,057,952

		9,928,691

U.S. Fixed Income Funds - 21.9%
Transamerica Bond (A)	1,081,465	8,651,722
Transamerica High Yield Bond (A)	404,240	3,201,577

		11,853,299

Total Investment Companies (Cost $31,552,180)		28,315,641

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 2.50% (B), dated 07/31/2023, to be repurchased at $442,617 on 08/01/2023. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $451,500.	$ 442,586	442,586

Total Repurchase Agreement (Cost $442,586)		442,586

Total Investments (Cost $58,998,150)		54,232,346
Net Other Assets (Liabilities) - (0.1)%		(42,356)

Net Assets - 100.0%		$ 54,189,990

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$25,474,119	$—	$—	$25,474,119
Investment Companies	28,315,641	—	—	28,315,641
Repurchase Agreement	—	442,586	—	442,586

Total Investments	$53,789,760	$442,586	$—	$54,232,346

Transamerica Funds	Page 1

Transamerica ClearTrack® 2030

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2023	Shares as of July 31, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$7,165,394	$1,461,102	$(169,059)	$(27,595)	$221,880	$8,651,722	1,081,465	$234,127	$—
Transamerica Capital Growth	—	1,012,002	(190,000)	30,323	243,727	1,096,052	144,217	—	—
Transamerica Emerging Markets Debt	1,927,971	152,516	(145,000)	(29,237)	305,946	2,212,196	242,035	78,516	—
Transamerica Emerging Markets Opportunities	766,329	81,294	(32,999)	(15,698)	177,769	976,695	121,782	23,799	—
Transamerica High Yield Bond	2,841,611	353,914	(55,630)	(9,335)	71,017	3,201,577	404,240	128,914	—
Transamerica International Focus	1,505,936	89,566	(218,000)	(63,103)	360,928	1,675,327	197,097	26,484	—
Transamerica International Stock	1,485,492	91,093	(252,001)	(45,685)	390,534	1,669,433	152,599	37,719	—
Transamerica Large Cap Value	3,104,109	293,349	(321,000)	(36,236)	139,972	3,180,194	240,015	32,135	161,214
Transamerica Large Growth	3,014,302	202,862	(3,187,054)	(2,151,127)	2,121,017	—	—	—	37,862
Transamerica Mid Cap Growth	1,042,757	—	(260,000)	(239,390)	440,663	984,030	114,157	—	—
Transamerica Mid Cap Value Opportunities	1,044,397	115,921	(214,000)	(77,068)	98,183	967,433	85,462	11,488	54,433
Transamerica Small Cap Growth	769,825	29,032	(54,000)	(26,403)	103,869	822,323	120,399	—	29,032
Transamerica Small Cap Value	805,773	179,148	(79,000)	(83,004)	(2,210)	820,707	140,773	16,751	112,397
Transamerica US Growth	—	1,897,991	(285,000)	36,661	408,300	2,057,952	78,368	—	—

Total	$25,473,896	$5,959,790	$(5,462,743)	$(2,736,897)	$5,081,595	$28,315,641	3,122,609	$589,933	$394,938

(B)	Rate disclosed reflects the yield at July 31, 2023.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® 2030

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® 2030 (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3